Mining Interest, Plant and Equipment - Summary of Mining Interest, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 29,404
Ending balance	29,820	$ 29,404
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	90,183	100,104
Increase in ARO provision (note 12)	195	871
Additions	1,846	974
Effect of foreign exchange	4,368	(11,766)
Ending balance	96,592	90,183
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(60,779)	(64,802)
Effect of foreign exchange	(3,170)	7,760
Depreciation for the year	(2,823)	(3,737)
Ending balance	(66,772)	(60,779)
Mining Interests [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,837
Ending balance	23,409	22,837
Mining Interests [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65,501	72,776
Increase in ARO provision (note 12)	195	871
Additions	621	491
Effect of foreign exchange	3,117	(8,637)
Ending balance	69,434	65,501
Mining Interests [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(42,664)	(47,124)
Effect of foreign exchange	(2,298)	5,648
Depreciation for the year	(1,063)	(1,188)
Ending balance	(46,025)	(42,664)
Plant and Equipment Mining [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,550
Ending balance	6,389	6,550
Plant and Equipment Mining [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,957	26,603
Additions	1,210	483
Effect of foreign exchange	1,251	(3,129)
Ending balance	26,418	23,957
Plant and Equipment Mining [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(17,407)	(16,987)
Effect of foreign exchange	(872)	2,112
Depreciation for the year	(1,750)	(2,532)
Ending balance	(20,029)	(17,407)
Corporate Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17
Ending balance	22	17
Corporate Equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	725	725
Additions	15
Ending balance	740	725
Corporate Equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(708)	(691)
Depreciation for the year	(10)	(17)
Ending balance	$ (718)	$ (708)